Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund
HARTFORD GLOBAL EQUITY INCOME FUND (FORMERLY THE HARTFORD GLOBAL RESEARCH FUND) SUMMARY SECTION
INVESTMENT GOAL:
The Fund seeks a high level of current income consistent with growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 29 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 155 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3		Class R4		Class R5		Class Y
Management fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	[2]	0.75%	[2]	0.75%	[2]	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	[2]	0.25%	[2]	none	[2]	none
Other expenses		0.58%	0.76%	0.53%	0.48%	0.45%	[2]	0.39%	[2]	0.33%	[2]	0.24%
Total annual fund operating expenses		1.58%	2.51%	2.28%	1.23%	1.70%	[2]	1.39%	[2]	1.08%	[2]	0.99%
Fee waiver and/or expense reimbursement	[1][3]	0.33%	0.51%	0.28%	0.23%	0.25%	[2]	0.24%	[2]	0.23%	[2]	0.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][3]	1.25%	2.00%	2.00%	1.00%	1.45%	[2]	1.15%	[2]	0.85%	[2]	0.80%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Other expenses include an administrative services fee paid by the Fund for third party recordkeeping that is payable as a percentage of net assets in the amount of up to: 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5).
[3]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.80% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	670	991	1,334	2,299
Class B	703	1,033	1,490	2,578
Class C	303	686	1,195	2,594
Class I	102	368	654	1,468
Class R3	148	511	900	1,988
Class R4	117	416	738	1,648
Class R5	87	321	573	1,296
Class Y	82	296	529	1,196

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	670	991	1,334	2,299
Class B	203	733	1,290	2,578
Class C	203	686	1,195	2,594
Class I	102	368	654	1,468
Class R3	148	511	900	1,988
Class R4	117	416	738	1,648
Class R5	87	321	573	1,296
Class Y	82	296	529	1,196

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

 Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.  The Fund seeks to achieve its goal by investing primarily in equity securities of dividend-paying companies with market capitalizations above $2 billion.  The Fund's investment approach is based on the sub-adviser's, Wellington Management Company, LLP (“Wellington Management”), fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios.  Wellington Management uses a contrarian investment approach focused on longer-term fundamentals to create a portfolio of investments with an above-market projected total return that are trading at a discount to the market.  To assess total return potential, Wellington Management intensively analyzes a company's prospects against its valuation and in so doing focuses on the dividend yield and price/earnings ratio that Wellington Management believes the stock should command in the marketplace.  Portfolio construction is driven primarily by security selection, and the key stock selection criterion is total return potential, which is a combination of earnings growth and dividend yield.  Within the strategy, the contribution to total return from dividends is given added weight.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund's net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund's investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale.  Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.  Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Value Orientation Risk - Using a value orientation to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Active Trading Risk -  Active trading could increase the Fund's transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Reflect the Fund's performance when the Fund pursued a different investment goal and investment strategy prior to June 1, 2014

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest   22.89% (2nd quarter, 2009)   Lowest  -19.75% (3rd quarter, 2011)

The year-to-date total return for the Fund's Class A shares as of March 31, 2014 was 2.38%

AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2013 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	21.19%	15.72%	4.66%	Feb. 29, 2008
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	18.68%	14.93%	4.02%	Feb. 29, 2008
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	13.92%	12.75%	3.66%	Feb. 29, 2008
Class B	Class B Return Before Taxes	22.34%	15.98%	4.77%	Feb. 29, 2008
Class C	Class C Return Before Taxes	26.27%	16.21%	4.92%	Feb. 29, 2008
Class I	Class I Return Before Taxes	28.57%	17.41%	5.99%	Feb. 29, 2008
Class R3	Class R3 Return Before Taxes	28.00%	16.80%	5.43%	Feb. 29, 2008
Class R4	Class R4 Return Before Taxes	28.32%	17.12%	5.73%	Feb. 29, 2008
Class R5	Class R5 Return Before Taxes	28.84%	17.49%	6.05%	Feb. 29, 2008
Class Y	Class Y Return Before Taxes	28.81%	17.53%	6.09%	Feb. 29, 2008
MSCI All Country World Index	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	4.59%	Feb. 29, 2008